Investments in associates and joint ventures (Details Textual) - Invercolsa S.A [Member] - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2011
Disclosure of Investments in associates and joint ventures [Line Items]
Equivalent Percentage of Associate´s Social Capital assigned to Ecopetrol by a Court		11.58%
Equivalent Percentage of Associate´s Social Capital Ownership	43.35%
Ecopetrol [Member]
Disclosure of Investments in associates and joint ventures [Line Items]
Number of shares investments in associates assigned to Ecopetrol by a Court		324